Leases - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) agreement	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2021 USD ($)	May 31, 2020 USD ($)	Sep. 30, 2017 USD ($) ft²
Lessee, Lease, Description [Line Items]
Operating lease liability to be paid	$ 22,261
Operating lease, right-of-use assets	15,156	$ 11,071
Total operating lease liabilities	19,275
Operating Lease, cost	3,600	2,900	$ 1,900
Operating lease, fixed lease expense	3,000	2,600	1,700
Variable lease, cost	600	300	200
Operating lease, payments	4,200	3,500	$ 3,300
350 Treat Building Lease
Lessee, Lease, Description [Line Items]
Area of real estate property | ft²						26,125
Operating lease, remaining lease term						3 years 1 month 6 days
Operating lease liability to be paid						$ 7,400
Tenant improvement allowance						$ 2,400
Operating lease, renewal term				4 years 7 months 6 days
Operating lease, base lease payment for extended lease term				$ 7,600
Operating lease liability, adjustment				5,500
Operating lease, right-of-use asset, adjustment				$ 5,500
Operating lease, right-of-use assets	6,600	2,100
Total operating lease liabilities	$ 8,300	3,100
Discount rate	3.74%
2741 16th Street Lease
Lessee, Lease, Description [Line Items]
Operating lease, remaining lease term						3 years 1 month 6 days
Operating lease liability to be paid						$ 8,200
Tenant improvement allowance						$ 4,600
Operating lease, renewal term					4 years
Operating lease, base lease payment for extended lease term					$ 8,500
Operating lease liability, adjustment					6,200
Operating lease, right-of-use asset, adjustment					6,200
Operating lease, right-of-use assets	$ 7,700	8,700
Total operating lease liabilities	$ 10,100	$ 11,500
Discount rate	5.25%
Operating lease, increase in base lease payment					$ 700
2741 16th Street Lease | Office Building
Lessee, Lease, Description [Line Items]
Area of real estate property | ft²						20,032
2741 16th Street Lease | Parking
Lessee, Lease, Description [Line Items]
Area of real estate property | ft²						25,000
Other Operating Real Estate Leases
Lessee, Lease, Description [Line Items]
Operating lease liability to be paid	$ 1,000
Operating lease, number of lease agreements | agreement	3
Other Operating Real Estate Leases | Minimum
Lessee, Lease, Description [Line Items]
Operating lease, remaining lease term	2 years
Other Operating Real Estate Leases | Maximum
Lessee, Lease, Description [Line Items]
Operating lease, remaining lease term	3 years